KKR Alternative High Yield Fund | KKR Alternative High Yield Fund
KKR Alternative High Yield Fund
Investment Objective
KKR Alternative High Yield Fund (the "Fund") seeks to generate an attractive total return consisting of a high level of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees KKR Alternative High Yield Fund	Investor Class	Institutional Class	KKR Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none	none	none
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses KKR Alternative High Yield Fund		Investor Class	Institutional Class	KKR Class
Advisory Fees		0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%
Shareholder Servicing Fees			0.10%
All Other Expenses	[1]	0.41%	0.41%	0.41%
Total Other Expenses		0.41%	0.51%	0.41%
Total Annual Fund Operating Expenses		1.31%	1.16%	1.06%
[1]	"All Other Expenses" are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example KKR Alternative High Yield Fund (USD $)	1 year	3 years
Investor Class	133	415
Institutional Class	118	368
KKR Class	108	337

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes to shareholders when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0.64% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by investing in a portfolio of fixed-income investments. Under normal market conditions, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in corporate fixed-income instruments that are rated below investment grade ("high yield" or "junk") by a nationally recognized statistical rating organization or are unrated but deemed by KKR Asset Management LLC, the Fund's investment adviser (the "Adviser"), to be of comparable quality. These fixed-income instruments may include high yield bonds, notes, debentures, convertible securities, preferred stock and loans.

The Adviser seeks to identify investment opportunities with the potential for attractive risk-adjusted returns by employing a rigorous, fundamentals-based due diligence process that leverages the expertise and experience of its fixed-income investment professionals and portfolio managers who focus extensively on fixed-income investing within the Adviser. The Adviser's due diligence process focuses on the preservation of capital within the Fund's portfolio and facilitates the identification of opportunistic, short-term tactical investment opportunities by the Fund as the Adviser seeks to identify and capture discounts or premiums over purchase price in response to changes in market environments and credit events.

The Adviser currently anticipates that the majority of the Fund's investments will be in fixed-income instruments issued by U.S. companies, but the Fund may, from time to time, be invested outside the United States, including investments in issuers located in emerging markets. Such obligations may be U.S. dollar-denominated as well as non-U.S. dollar-denominated, subject to the limitation that the Fund will not invest more than 30% of its total assets in non-U.S. dollar-denominated securities or instruments issued by non-U.S. issuers that are not publicly traded in the United States. The Fund may invest in fixed-income instruments without regard to their maturity.

The Fund may also invest in loan participations. The Fund may seek to obtain market exposure to the securities and instruments in which it invests by investing in exchange-traded funds ("ETFs") and may invest in various types of derivatives, including swaps, futures and options, and structured products in pursuing its investment objective or for hedging purposes. Derivative instruments used by the Fund will be counted towards the 80% investment policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

You may lose money by investing in the Fund, including the possibility that you may lose all of your investment. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the U.S. Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency.

Market Risk. The value of the securities and instruments in the Fund's portfolio may fluctuate, sometimes rapidly and unpredictably. At any point in time, an investment in the Fund may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of shareholders to reinvest dividends.

Fixed-Income Instruments Risk. The prices of fixed-income instruments respond to economic developments, particularly interest rate changes, changes in the general level of spreads, and changes in the actual or perceived creditworthiness of the issuer of the fixed-income instrument. If interest rates increase, then the price of fixed-rate fixed-income instruments will generally decrease. Fixed-income instruments with longer terms to maturity or duration are subject to greater volatility than investments in shorter-term obligations. The obligor of a fixed-income instrument may not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement.

Inflation Risk. The market price of fixed-income investments generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Fixed-income investments that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends. Most high yield investments pay a fixed rate of interest and are therefore vulnerable to inflation risk.

High Yield Securities Risk. High yield securities carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. High yield securities have greater volatility than investment grade securities because there is less certainty that principal and interest payments will be made as scheduled. The Fund's investments in high yield securities expose it to a substantial degree of credit risk and interest rate risk. These investments are considered speculative under traditional investment standards. Prices of high yield securities will rise and fall in response to actual or perceived changes in the issuer's financial health and changes in market interest rates. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.

Loan Risk. The risks associated with investing in loans are similar to the risks of investing in high yield securities. If a borrower under a loan defaults, becomes insolvent or goes into bankruptcy, the Fund may recover only a fraction of what is owed on the loan, or nothing at all. Collateral used to secure loans may not be able to be readily liquidated or the liquidation of such collateral may not satisfy the borrower's obligation in the event of non-payment of scheduled interest or principal. Unsecured loans have lower priority in right of payment to any higher ranking obligations of the borrower and are not backed by a security interest in any specific collateral, they are subject to additional risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments after giving effect to any higher ranking obligations of the borrower. Unsecured loans generally have greater price volatility than secured loans and may be less liquid.

Convertible Securities Risk. The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline by the credit standing of the issuer and other factors. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party, which may adversely affect the Fund.

Derivatives Risk. The Fund's derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund's portfolio; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Structured Products Risk. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to issuer repayment or counterparty risk. Certain structured products may be thinly traded or have a limited trading market and as a result may be characterized by the Fund as illiquid securities.

Liquidity Risk. Illiquid and restricted securities may be difficult to dispose of at a fair price at times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets.

ETF Risk. ETF shareholders are generally subject to the same risks as holders of the underlying securities in the ETF's portfolio. The Fund will bear, along with other shareholders, its pro rata portion of the ETF's expenses, including management fees. In sharing their proportionate share of the Fund's expenses, Fund shareholders may also indirectly bear similar expenses of an ETF.

Non-U.S. Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices. The foreign securities in which the Fund may invest may be issued by companies or governments located in emerging market countries. Investing in the securities of issuers operating in emerging markets involves a high degree of risk and special considerations not typically associated with investing in the securities of other foreign or U.S. issuers.

Foreign Currency Risk. Changes in foreign currency exchange rates may affect the value of securities in the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund's net asset value ("NAV") could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Fund's use of forward, futures or options contracts to purchase or sell foreign currencies may result in reduced returns to the Fund.

Short Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions earlier than it had expected.

Non-Diversification Risk. Because the Fund can invest a greater portion of its assets in obligations of a single issuer than a "diversified" fund, it may be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.

Portfolio Turnover Risk. The Fund's annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. A high portfolio turnover may increase the brokerage commissions and other transactional expenses that are borne by the Fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. On October 23, 2012, a privately offered fund managed by the Adviser was reorganized into the Fund. The bar chart and table show the performance of (i) the private fund for the period prior to the reorganization and (ii) for the period beginning on October 23, 2012, the performance of the Fund's KKR Class shares. The performance of the other classes will differ because the classes have different ongoing fees. The table also shows the performance of a broad-based securities index, the Bank of America Merrill Lynch U.S. High Yield Master II Index, which is a market-value weighted index of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Investors cannot invest directly in an index.

The privately offered fund commenced operations on August 11, 2011 and had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the privately offered fund was not registered as an investment company under the 1940 Act, and was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The historical performance information for the privately offered fund is provided to illustrate the past performance of the Adviser in managing a similar fund and should not be considered as an indication of future performance of the Fund or the Adviser. The performance of the privately offered fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to KKR Class shares of the Fund. If the performance of the privately offered fund had been restated to reflect such fees and expenses, the performance would have been lower than the performance shown.

During the calendar year ended December 31, 2012, the highest quarterly return for the Fund or the privately offered fund was 5.02% for the quarter ended March 31, 2012, and the lowest quarterly return for the Fund or the privately offered fund was 1.69% for the quarter ended June 30, 2012.

Average Annual Total Return as of December 31, 2012
Average Annual Returns KKR Alternative High Yield Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
KKR Class		13.03%	13.37%	Oct. 23, 2012
Institutional Class	[1]			Nov. 14, 2012
Investor Class	[1]			Nov. 14, 2012
Bank of America Merrill Lynch U.S. High Yield Master II Index (reflects no deductions for fees, expenses or taxes)		15.58%	13.92%
[1]	The returns for Institutional and Investor Class shares would be lower than the returns for KKR Class shares of the Fund, as the expenses of those classes are higher. Return information for Institutional and Investor Class shares will be shown in future prospectuses after those classes have a full calendar year of return information to report.

After-tax return is calculated using the highest historical individual federal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Returns After Taxes On Distributions for a period may be the same as Returns Before Taxes for that period because no taxable distributions were made during that period. Also, Returns After Taxes On Distributions and Sale of Fund Shares for a period may be greater than or equal to Returns After Taxes On Distributions for the same period because of losses realized on the sale of Fund shares. After-tax returns are not shown because the privately offered fund, unlike a regulated investment company, was not required to make annual distributions to its investors.

Performance for the Fund is updated daily and quarterly and may be obtained on the Fund's website at www.kkrfunds.kkr.com or by calling toll-free 1-855-859-3943.